Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

7. Subsequent Events

On October 4, 2024, the Company filed an Articles of Amendment to Articles of Incorporation of the Company with the Florida Division of Corporation to increase the Company’s authorized shares of Series B preferred stock, par value $0.0001 per share (the “Series B Preferred Stock”), from 2,000,000 shares to 10,000,000 shares, which became effective as of October 7, 2024. Each Series B Share has a voting right equal to 100 shares of common stock of the Company, and Series B Share is not convertible into common stock, is not entitled to any dividend, and does not have redemption rights. The foregoing amendment was approved by the Board, in accordance with the Company’s Articles of Incorporation and the Florida Business Corporation Act.

On October 9, 2024, the Company entered into a securities subscription agreement (the “Securities Subscription Agreement”) with Huihe Zheng, our Chief Executive Officer, President, and Chairman of the Board. Pursuant to the Securities Subscription Agreement, the Company issued 6,000,000 shares of Series B Preferred Stock to Mr. Zheng at a purchase price of $0.10 per share, in exchange for the cancellation by Mr. Zheng of a portion of the currently outstanding principal amount of the debt owed by the Company to Mr. Zheng, in the amount of US$600,000, which was loaned by Mr. Zheng to the Company providing for its working capital and general corporate expenses.

7. Subsequent Events

On April 5, 2024, the Company effected a forward split of its issued and outstanding shares of common stock at a ratio of 10-for-1 (the “Forward Stock Split”). As a result of the Forward Stock Split, each issued and outstanding share of the Company’s common stock prior to the effective time of the Forward Stock Spilt are split into ten shares of common stock and the total number of issued and outstanding shares of common stock increases from 29,156,393 shares to 291,563,930 shares. The Forward Stock Split has no impact on the Company’s issued and outstanding shares of preferred stock other than that the conversion rate and voting rights of our Series C Convertible Preferred Stock will be proportionately adjusted. The Forward Stock Split has been retrospectively applied to the financial statements for the fiscal years ended March 31, 2024 and 2023.